Non-controlling Interests (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests		$ 15,503,968	$ 15,193,739	$ 18,501,066
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests		7,590,887	7,587,140	7,814,358
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests		3,775,811	2,520,768	6,223,423
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests		3,111,069	2,772,074	1,979,976
Compania Pisquera de Chile SA [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests		1,283,694	1,154,401	954,046
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests		(69,465)	42,787	33,027
Distribuidora del Paraguay S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests		324,839	1,431,158	906,728
Bebidas del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests		221,498	210,568	580,406
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	[1]	(568,189)	(552,816)	0
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests		$ (166,176)	$ 27,659	$ 9,102

[1]	See Note 15 – Business Combinations, letter a).